PROPERTY AND EQUIPMENT, NET (Details) (USD $)	Aug. 31, 2014	Aug. 31, 2013
Property & equipment, gross	$ 311,295	$ 310,655
Less: Accumulated depreciation	(228,293)	(162,438)
Property & equipment, net	83,002	148,217
Furniture and Office Equipment [Member]
Property & equipment, gross	85,889	85,889
Vehicles [Member]
Property & equipment, gross	105,299	105,299
Computers & Software [Member]
Property & equipment, gross	48,711	48,071
Field Equipment [Member]
Property & equipment, gross	$ 71,396	$ 71,396